Employee Benefit Plans (Details) - USD ($) $ in Thousands	12 Months Ended		24 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Employee Benefit Plans
Guaranteed interest rate percentage of individual retirement assets for employer funding to plan		1.75%	1.50%
Fixed conversion rate percentage on old age pensions of retirement asset for employer funding to plan	6.80%
Plan liabilities	$ 342	$ 48
Unrecognized actuarial loss	(378)	0
Selling, general and administrative expenses
Employee Benefit Plans
Net periodic pension cost	$ 99	$ 62